Investments in associates and joint ventures (Tables)	12 Months Ended
Mar. 31, 2022
Investments in associates and joint arrangements.
Schedule of joint operations

		Country of	Percentage	Percentage
		incorporation or	shareholding[1]	shareholding[1]
Name of joint operation	Principal activity	registration	2022	2021
Cornerstone Telecommunications Infrastructure Limited	Network infrastructure	UK	50.0	50.0

Note:

1	Effective ownership percentages of Vodafone Group Plc rounded to the nearest tenth of one percent.

Schedule of joint ventures and associates

	2022	2021
	€m	€m
Investments in joint ventures	3,781	4,249
Investments in associates	487	421
31 March	4,268	4,670

Schedule of joint ventures

		Country of	Percentage	Percentage
		incorporation or	shareholdings[1]	shareholdings[1]
Name of joint venture	Principal activity	registration	2022	2021
Infrastructture Wireless Italiane (INWIT) S.p.A.[2]	Network infrastructure	Italy	33.2	33.2
VodafoneZiggo Group Holding B.V.	Network operator	Netherlands	50.0	50.0
TPG Telecom Limited[3]	Network operator	Australia	25.1	25.1
Vodafone Idea Limited[4]	Network operator	India	47.6	44.4

Notes:

1	Effective ownership percentages of Vodafone Group Plc rounded to the nearest tenth of one percent.
2	At 31 March 2022 the fair value of the Group’s interest in INWIT S.p.A. was €3,238 million (2021: €3,026 million) based on the quoted share price on the Milan Stock Exchange.
3	At 31 March 2022 the fair value of the Group’s interest in TPG Telecom Limited was AUD 2,818 million (€1,902 million) (2021: AUD 2,948 million (€1,911 million)) based on the quoted share price on ASX.
4	At 31 March 2022 the fair value of the Group’s interest in Vodafone Idea Limited was INR 148 billion (€1,750 million) (2021: INR 118 billion (€1,373 million)) based on the quoted share price on the National Stock Exchange of India.

Schedule of aggregated financial information for group's joint ventures

				Profit/(loss) from
	Investment in joint ventures			continuing operations[2]
	2022	2021	2022	2021	2020
	€m	€m	€m	€m	€m
INWIT S.p.A.	2,851	2,920	27	3	–
VodafoneZiggo Group Holding B.V.	822	1,190	(19)	(232)	(64)
TPG Telecom Limited[1]	84	104	(5)	98	(35)
Indus Towers Limited	–	–	–	–	19
Vodafone Idea Limited	–	–	–	–	(2,546)
Other	24	35	(14)	(15)	(125)
Total	3,781	4,249	(11)	(146)	(2,751)

Notes:

1

Amounts presented reflect Vodafone Hutchison Australia Pty Limited results only until the date of the merger with TPG Telecom Limited on 26 June 2020, subsequent of which the combined results are presented.

2	Total Other comprehensive (expense)/income is not materially different to profit/(loss) from continuing operations.

Schedule of financial information of each of Group's material equity accounted joint ventures

	INWIT S.p.A.			VodafoneZiggo Group Holding B.V.
	2022	2021	2020	2022	2021	2020
	€m	€m	€m	€m	€m	€m
Income statement
Revenue	785	562	–	4,056	4,010	3,948
Operating expenses	(70)	(46)	–	(2,104)	(2,058)	(2,163)
Depreciation and amortisation	(513)	(398)	–	(1,592)	(1,658)	(1,528)
Other income	–	–	–	–	25	–
Operating profit	202	118	–	360	319	257
Interest income	–	–	–	–	–	–
Interest expense	(90)	(101)	–	(276)	(658)	(343)
Profit/(loss) before tax	112	17	–	84	(339)	(86)
Income tax expense	(30)	(7)	–	(121)	(125)	(42)
Profit/(loss) from continuing operations[1]	82	10	–	(37)	(464)	(128)

	TPG Telecom Limited			Vodafone Idea Limited
	2022	2021	2020	2022	2021	2020
	€m	€m	€m	€m	€m	€m
Income statement
Revenue	3,375	3,010	2,108	4,450	4,847	5,704
Operating expenses	(2,292)	(2,096)	(1,489)	(2,802)	(3,133)	(4,938)
Depreciation and amortisation	(914)	(769)	(508)	(2,390)	(2,442)	(2,426)
Other income	–	–	–	(34)	(2,135)	(6,627)
Operating profit/(loss)	169	145	111	(776)	(2,863)	(8,287)
Interest income	–	1	4	14	32	147
Interest expense	(122)	(201)	(256)	(2,297)	(2,035)	(1,740)
Profit/(loss) before tax	47	(55)	(141)	(3,059)	(4,866)	(9,880)
Income tax (expense)/credit	(27)	495	–	2	–	–
Profit/(loss) from continuing operations[1]	20	440	(141)	(3,057)	(4,866)	(9,880)

Note:

1	Total Other comprehensive income/(expense) is not materially different to profit/(loss) from continuing operations.

	INWIT S.p.A.		VodafoneZiggo Group Holding B.V.
	2022	2021	2022	2021
	€m	€m	€m	€m
Statement of financial position
Non-current assets	14,532	14,422	16,521	16,978
Current assets	270	256	739	911
Total assets	14,802	14,678	17,260	17,889
Equity shareholders’ funds	8,595	8,801	1,643	2,380
Non-current liabilities	5,672	5,536	13,187	13,025
Current liabilities	535	341	2,430	2,484
Cash and cash equivalents within current assets	96	120	190	330
Non-current liabilities excluding trade and other payables and provisions	5,420	5,314	13,007	12,466
Current liabilities excluding trade and other payables and provisions	319	185	1,282	1,154

	TPG Telecom Limited		Vodafone Idea Limited[1]
	2022	2021	2022	2021
	€m	€m	€m	€m
Statement of financial position
Non-current assets	10,638	10,272	17,267	17,975
Current assets	898	679	2,693	2,648
Total assets	11,536	10,951	19,960	20,623
Equity shareholders’ funds	3,129	3,121	(10,214)	(7,457)
Non-current liabilities	7,227	6,884	23,266	20,769
Current liabilities	1,180	946	6,908	7,315
Cash and cash equivalents within current assets	435	268	365	260
Non-current liabilities excluding trade and other payables and provisions	7,173	6,825	23,241	14,187
Current liabilities excluding trade and other payables and provisions	121	83	3,334	3,914

Note:

1	Includes certain amounts subject to an adjustment mechanism agreed as part of the formation of Vodafone Idea Limited. See note 29 ‘Contingent liabilities and legal proceedings’ for more detail.

Reconciliation of summarised financial information present to the carrying amount of our interest in joint ventures

	INWIT S.p.A.			VodafoneZiggo Group Holding B.V.
	2022	2021	2020	2022	2021	2020
	€m	€m	€m	€m	€m	€m
Equity shareholders’ funds	8,595	8,801		1,643	2,380
Interest in joint ventures[1]	2,851	2,920		822	1,190
Carrying value	2,851	2,920		822	1,190

Profit/(loss) from continuing operations	82	10	–	(37)	(464)	(128)
Share of profit/(loss)[1]	27	3	–	(19)	(232)	(64)
Share of profit/(loss)	27	3	–	(19)	(232)	(64)

	TPG Telecom Limited			Vodafone Idea Limited
	2022	2021	2020	2022	2021	2020
	€m	€m	€m	€m	€m	€m
Equity shareholders’ funds/(deficit)	3,129	3,121		(10,214)	(7,457)
Interest in joint ventures[1]	27	50		(4,863)	(3,310)
Impairment	–	–		(257)	(252)
Goodwill	57	54		–	–
Investment proportion not recognised	–	–		5,120	3,562
Carrying value	84	104		–	–

Profit/(loss) from continuing operations	20	440	(141)	(3,057)	(4,866)	(9,880)
Share of (loss)/profit[1]	(5)	98	(70)	(1,357)	(2,160)	(4,386)
Share of loss not recognised	–	–	35	1,357	2,160	1,840
Share of (loss)/profit[1]	(5)	98	(35)	–	–	(2,546)

Note:

1

The Group’s effective ownership percentages of Vodafone Idea Limited, VodafoneZiggo Group Holding B.V., Inwit S.p.A. and TPG Telecom Limited are 47.6%, 50.0%, 33.2% and 25.1% respectively, rounded to the nearest tenth of one percent.

Schedule of associates

Unless otherwise stated, the Company’s principal associates all have share capital consisting solely of ordinary shares and are all indirectly held. The country of incorporation or registration of all associates is also their principal place of operation.

		Country of	Percentage	Percentage
		incorporation or	shareholding[1]	shareholding[1]
Name of associate	Principal activity	registration	2022	2021
Indus Towers Limited[2]	Network infrastructure	India	21.0	28.1
Safaricom PLC[3]	Network operator	Kenya	40.0	40.0

Notes:

1	Effective ownership percentages of Vodafone Group Plc rounded to the nearest tenth of one percent.
2	At 31 March 2022, the fair value of the Group’s interest in Indus Towers Limited was INR 126 billion (€1,494 million) (2021: INR 186 billion (€2,161 million)) based on the closing quoted share price on the National Stock Exchange of India.
3	At 31 March 2022, the fair value of the Group’s interest in Safaricom PLC was KES 546 billion (€4,270 million) (2021: KES 580 billion (€4,513 million)) based on the closing quoted share price on the Nairobi Stock Exchange. The Group also holds two non-voting shares.

Schedule of aggregated financial information for group's associates

The tables below and overleaf provide aggregated financial information for the Group’s associates as it relates to the amounts recognised in the income statement, statement of comprehensive income and consolidated statement of financial position.

	Investment in associates		Profit from continuing operations[1]
	2022	2021	2022	2021	2020
	€m	€m	€m	€m	€m
Safaricom PLC	428	421	217	217	247
Indus Towers Limited[1]	–	–	–	274	–
Other	59	–	5	(3)	(1)
Total	487	421	222	488	246

Note:

1.	Indus Towers Limited was classified as held for sale at 31 March 2022 and 31 March 2021. See note 7 'Discontinued operations and assets held for sale'.

	Safaricom PLC			Indus Towers Limited
	2022	2021	2020	2022	2021	2020
	€m	€m	€m	€m	€m	€m
Income statement
Revenue	2,318	2,083	2,310	3,122	2,421	2,365
Operating expenses	(1,164)	(1,030)	(1,122)	(1,480)	(1,247)	(1,336)
Depreciation and amortisation	(309)	(299)	(295)	(598)	(477)	(268)
Other income/(expense)	–	–	–	–	412	(592)
Operating profit	845	754	893	1,044	1,109	169
Interest income	9	12	26	–	61	32
Interest expense	(59)	(27)	(18)	(140)	(194)	(196)
Profit before tax	795	739	901	904	976	5
Income tax (expense)/credit	(270)	(197)	(282)	(272)	(168)	39
Profit from continuing operations and total comprehensive income	525	542	619	632	808	44
Attributable to:
- Owners of the parent	542	542	619	632	808	44
- Non-controlling interests	(17)	–	–	–	–	–

Statement of financial position
Non-current assets	2,173	1,333		5,359	5,271
Current assets	510	438		1,685	1,198
Total assets	2,683	1,771		7,044	6,469
Equity shareholders' funds	1,066	1,045		3,774	3,083
Non-controlling interests	312	–		–	–
Non-current liabilities	558	131		2,101	1,936
Current liabilities	747	595		1,169	1,450
Cash and cash equivalents within current assets	241	208		278	230
Non-current liabilities excluding trade and other payables and provisions	465	93		1,795	1,656
Current liabilities excluding trade and other payables and provisions	241	149		638	906

The reconciliation of summarised financial information presented to the carrying amount of our interest in the associate is set out below.

Equity shareholders' funds	1,066	1,045		3,774	3,083
Interest in associates	425	418		794	867
Goodwill	3	3		261	342
Transferred to assets held for sale	–	–		(959)	(1,257)
Investment proportion not recognised	–	–		(96)	48
Carrying value	428	421		–	–

Profit from continuing operations	542	542	619	632	808	44
Share of profit	217	217	247	178	306	19
Share of profit not recognised	–	–	–	(178)	(32)	–
Share of profit	217	217	247	–	274	19